Income Tax - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2008
Income Taxes [Line Items]
Recognized total tax benefits				$ 5,200,000
Research and development expenses included in recognized tax benefits					1,600,000
Undistributed earnings from non-United States subsidiaries		2,100,000,000		2,100,000,000		2,100,000,000
Decrease in income taxes						7,000,000	7,000,000	3,000,000
Benefit of tax holiday on diluted earnings per share						$ 0.03	$ 0.03	$ 0.02
Deferred tax liabilities related to intangibles and goodwill from acquisition		288,000,000		288,000,000	321,000,000	288,000,000	321,000,000
Increase to additional paid-in capital		20,000,000
Loss and credit carryforwards		75,000,000		75,000,000	27,000,000	75,000,000	27,000,000
Deferred tax assets		15,000,000		15,000,000		15,000,000
Unrecognized tax benefits		265,000,000		265,000,000	301,000,000	265,000,000	301,000,000	289,000,000
Tax benefits accrued for the payment of interest and penalties		102,000,000		102,000,000	126,000,000	102,000,000	126,000,000
Interest and penalties		19,000,000		19,000,000		19,000,000
Amount of additional tax proposed by the IRS									462,000,000
Agreement resolve amount		450,000,000
Decrease in unrecognized tax benefit						24,000,000
Unrecognized tax benefits, recognized amount						14,000,000
Effective tax rate	18.50%		29.80%			28.30%	25.90%	29.90%
U.S. federal statutory rate	35.00%					35.00%	35.00%	35.00%
Tax settlement amount	12,000,000					80,000,000
Tax settlement amount, net of tax	11,000,000					69,000,000
Tax settlement amount, interest	5,000,000					26,000,000
Intellectual property [Member]
Income Taxes [Line Items]
Intellectual property settlement agreement, amount agreed to pay		80,000,000		80,000,000		80,000,000
Intellectual property settlement agreement, amount agreed to pay net of tax		69,000,000		69,000,000		69,000,000
Intellectual property settlement agreement, interest amount		26,000,000
Overstated [Member]
Income Taxes [Line Items]
Deferred tax liabilities related to intangibles and goodwill from acquisition		$ 20,000,000		$ 20,000,000		$ 20,000,000